INTEREST EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense [line items]
Interest expense incurred	¥ 6,513	¥ 7,039	¥ 6,457
Less: Interest expense capitalized	(2,011)	(1,015)	(499)
Interest expense, gross amount	4,502	6,024	5,958
Interest expense on lease liabilities	9,349	9,646
Accretion expenses (Note 32)	1,343	1,418	1,438
Interest expense	¥ 15,194	¥ 17,088	¥ 7,396
Maximum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	4.66%	4.66%	4.66%
Minimum
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.60%	2.92%	2.37%